Annual Fund Operating Expenses - ProShares Nasdaq-100 Dorsey Wright Momentum ETF - None	May 06, 2021
Operating Expenses:
Management Fees	0.58%
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%